Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Bond VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 58.3%
Communication Services 4.9%
Amazon.com, Inc., 4.25%, 8/22/2057		135,000	145,181
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.777% *, 6/12/2024		207,000	205,341
Charter Communications Operating LLC:
3.75%, 2/15/2028		110,000	106,026
5.375%, 5/1/2047		70,000	69,747
Comcast Corp.:
3.55%, 5/1/2028		240,000	242,093
4.6%, 10/15/2038		180,000	192,686
4.95%, 10/15/2058		70,000	77,210
Discovery Communications LLC, 5.2%, 9/20/2047		150,000	145,779
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		250,000	251,232
Netflix, Inc., 144A, 5.875%, 11/15/2028		235,000	248,219
Sprint Communications, Inc., 6.0%, 11/15/2022		250,000	251,950
Verizon Communications, Inc., 5.5%, 3/16/2047		60,000	70,224
Viacom, Inc., 5.875%, 2/28/2057		210,000	203,700
Vodafone Group PLC, 5.25%, 5/30/2048		98,000	97,155
			2,306,543
Consumer Discretionary 5.7%
Booking Holdings, Inc., 2.75%, 3/15/2023		105,000	104,477
Expedia Group, Inc., 3.8%, 2/15/2028		100,000	96,496
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024		206,000	208,940
General Motors Financial Co., Inc.:
3.15%, 6/30/2022		265,000	262,370
4.35%, 4/9/2025		84,000	83,638
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024		130,000	129,756
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		220,000	222,475
Home Depot, Inc., 4.5%, 12/6/2048		50,000	55,352
MGM Resorts International, 5.5%, 4/15/2027 (b)		300,000	303,187
Nordstrom, Inc., 5.0%, 1/15/2044		135,000	122,038
Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026 (b)		25,000	25,500
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		130,000	133,240
Sands China Ltd., 4.6%, 8/8/2023		200,000	206,158
Starbucks Corp., 4.5%, 11/15/2048		100,000	102,083
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		125,000	121,625
VOC Escrow Ltd., 144A, 5.0%, 2/15/2028		95,000	92,387
Volkswagen Group of America Finance LLC, 144A, 4.25%, 11/13/2023		200,000	206,083
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		40,000	38,335
Walmart, Inc., 3.4%, 6/26/2023		175,000	180,185
			2,694,325
Consumer Staples 2.9%
Altria Group, Inc.:
4.8%, 2/14/2029		70,000	72,163
6.2%, 2/14/2059		130,000	139,953
Anheuser-Busch Companies LLC, 144A, 4.9%, 2/1/2046		140,000	140,614
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 4/15/2058		60,000	57,182
5.45%, 1/23/2039		90,000	97,426
BAT Capital Corp., 3.557%, 8/15/2027		125,000	118,349
Campbell Soup Co., 4.8%, 3/15/2048		65,000	60,570
Conagra Brands, Inc., 5.3%, 11/1/2038		130,000	131,592
Constellation Brands, Inc., 5.25%, 11/15/2048		30,000	31,815
Keurig Dr Pepper, Inc.:
144A, 4.057%, 5/25/2023		90,000	92,585
144A, 4.597%, 5/25/2028		70,000	72,960
144A, 5.085%, 5/25/2048		100,000	102,663
Kraft Heinz Foods Co., 4.625%, 1/30/2029		90,000	92,578
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		150,000	157,014
			1,367,464
Energy 7.8%
Antero Midstream Partners LP, 144A, 5.75%, 3/1/2027		225,000	228,375
Apache Corp., 4.375%, 10/15/2028		145,000	146,074
Boardwalk Pipelines LP, 4.95%, 12/15/2024		110,000	113,799
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		125,000	125,316
4.95%, 6/1/2047		80,000	87,011
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		210,000	215,250
Continental Resources, Inc., 4.9%, 6/1/2044		90,000	91,480
DCP Midstream Operating LP, 5.375%, 7/15/2025		105,000	109,462
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		200,000	214,738
Energy Transfer Operating LP:
4.25%, 3/15/2023		350,000	359,088
5.25%, 4/15/2029		130,000	139,404
EnLink Midstream Partners LP, 5.45%, 6/1/2047		160,000	142,400
Enterprise Products Operating LLC, 4.25%, 2/15/2048		275,000	268,020
EQM Midstream Partners LP, 4.75%, 7/15/2023		92,000	93,829
EQT Corp., 3.9%, 10/1/2027		105,000	98,209
Hess Corp., 5.8%, 4/1/2047		140,000	145,715
Kinder Morgan, Inc., 4.3%, 3/1/2028		445,000	459,684
MPLX LP, 5.5%, 2/15/2049		80,000	85,333
Newfield Exploration Co., 5.75%, 1/30/2022		60,000	64,027
Noble Energy, Inc., 4.95%, 8/15/2047		100,000	98,763
Range Resources Corp., 5.0%, 3/15/2023		225,000	220,500
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		75,000	73,506
TransCanada PipeLines Ltd, 5.1%, 3/15/2049		95,000	102,165
			3,682,148
Financials 15.5%
Air Lease Corp., 4.625%, 10/1/2028		160,000	161,063
Aircastle Ltd.:
4.4%, 9/25/2023		109,000	110,994
5.5%, 2/15/2022		175,000	183,581
ANZ New Zealand Int'l Ltd., 144A, 3.4%, 3/19/2024		200,000	201,817
Ares Capital Corp., 3.625%, 1/19/2022		130,000	130,263
ASB Bank Ltd., 144A, 3.75%, 6/14/2023		200,000	204,598
Banco de Credito e Inversiones SA, 144A, 3.5%, 10/12/2027		225,000	219,487
Banco Santander Mexico SA, 144A, 5.95%, 10/1/2028		210,000	214,725
Bank of America Corp., 3.824%, 1/20/2028		364,000	368,927
Bank of New Zealand, 144A, 3.5%, 2/20/2024		250,000	253,248
BOC Aviation Ltd., 144A, 3-month USD-LIBOR + 1.125%, 3.735% *, 9/26/2023		250,000	250,991
BPCE SA, 144A, 4.625%, 9/12/2028		250,000	261,022
Capital One Financial Corp., 3.8%, 1/31/2028		285,000	281,248
Citigroup, Inc.:
3.2%, 10/21/2026		170,000	166,504
3.98%, 3/20/2030		139,000	141,309
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		250,000	252,872
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	102,776
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		96,000	95,664
JPMorgan Chase & Co., 3.782%, 2/1/2028		510,000	519,540
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		50,000	51,102
Kookmin Bank, 144A, 2.875%, 3/25/2023		200,000	198,711
Macquarie Group Ltd., 144A, 5.033%, 1/15/2030		300,000	318,299
Manulife Financial Corp., 4.061%, 2/24/2032		200,000	194,423
Morgan Stanley:
3.591%, 7/22/2028		100,000	99,244
4.431%, 1/23/2030		80,000	84,258
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		80,000	86,956
Prudential Financial, Inc., 4.35%, 2/25/2050		100,000	103,379
Royal Bank of Scotland Group PLC, 4.269%, 3/22/2025		400,000	404,254
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		270,000	273,210
State Street Corp., 4.141%, 12/3/2029		130,000	139,366
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		70,000	72,165
Synchrony Financial:
4.375%, 3/19/2024		40,000	40,516
5.15%, 3/19/2029		80,000	81,352
The Goldman Sachs Group, Inc.:
3.75%, 2/25/2026		290,000	290,980
3.814%, 4/23/2029		155,000	153,557
Wells Fargo & Co., 4.15%, 1/24/2029		310,000	324,053
Woori Bank, 144A, 4.5%, Perpetual (c)		250,000	248,763
			7,285,217
Health Care 3.4%
AbbVie, Inc.:
4.45%, 5/14/2046		120,000	111,266
4.875%, 11/14/2048		25,000	24,588
Allergan Funding SCS, 4.75%, 3/15/2045		70,000	69,557
Bayer US Finance II LLC, 144A, 4.375%, 12/15/2028		200,000	198,586
Boston Scientific Corp., 4.0%, 3/1/2029		75,000	77,458
CVS Health Corp., 4.78%, 3/25/2038		129,000	127,748
Eli Lilly & Co.:
3.95%, 3/15/2049		80,000	81,868
4.15%, 3/15/2059		90,000	92,583
HCA, Inc.:
5.25%, 6/15/2026		130,000	139,291
5.375%, 9/1/2026		115,000	121,181
Merck & Co., Inc., 4.0%, 3/7/2049		80,000	83,003
Pfizer, Inc., 4.2%, 9/15/2048		90,000	95,947
Stryker Corp.:
3.375%, 11/1/2025		80,000	81,291
4.625%, 3/15/2046		40,000	43,026
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		200,000	200,667
UnitedHealth Group, Inc., 4.45%, 12/15/2048		60,000	65,069
			1,613,129
Industrials 3.3%
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		167,000	169,923
Boeing Co., 3.825%, 3/1/2059		38,000	36,717
Bombardier, Inc., 144A, 7.875%, 4/15/2027		98,000	101,092
Cemex SAB de CV, 144A, 3.125%, 3/19/2026	EUR	150,000	168,993
CSX Corp.:
4.25%, 11/1/2066		130,000	120,831
4.5%, 3/15/2049		41,000	42,714
Delta Air Lines, Inc., 4.375%, 4/19/2028		154,000	150,752
FedEx Corp.:
4.05%, 2/15/2048		220,000	197,435
4.95%, 10/17/2048		60,000	61,811
General Electric Co.:
4.125%, 10/9/2042		45,000	39,052
4.5%, 3/11/2044		40,000	36,542
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029		120,000	121,698
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024 (b)		195,000	195,000
Union Pacific Corp., 4.5%, 9/10/2048		125,000	132,671
			1,575,231
Information Technology 3.3%
Apple, Inc., 3.45%, 2/9/2045		60,000	57,085
Broadcom, Inc.,:
144A, 3.125%, 4/15/2021 (b)		105,000	104,876
144A, 3.625%, 10/15/2024 (b)		200,000	198,436
Dell International LLC:
144A, 4.9%, 10/1/2026		198,000	200,972
144A, 5.875%, 6/15/2021		240,000	244,499
DXC Technology Co., 4.75%, 4/15/2027		70,000	71,098
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		95,000	97,850
Fiserv, Inc., 4.2%, 10/1/2028		150,000	154,509
Lam Research Corp., 4.0%, 3/15/2029		56,000	57,153
NXP BV, 144A, 3.875%, 9/1/2022		200,000	202,826
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		70,000	70,700
Western Digital Corp., 4.75%, 2/15/2026 (d)		125,000	119,375
			1,579,379
Materials 3.2%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		230,000	234,380
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		110,000	113,936
DowDuPont, Inc., 5.419%, 11/15/2048		150,000	171,104
Freeport-McMoRan, Inc., 4.55%, 11/14/2024		200,000	197,000
Gerdau Trade, Inc., 144A, 4.875%, 10/24/2027		200,000	201,250
Nutrien Ltd., 4.2%, 4/1/2029 (b)		44,000	45,308
SASOL Financing U.S.A. LLC, 5.875%, 3/27/2024		200,000	212,103
Suzano Austria GmbH, 144A, 5.75%, 7/14/2026		200,000	213,120
Yamana Gold, Inc., 4.95%, 7/15/2024		110,000	113,066
			1,501,267
Real Estate 3.9%
Crown Castle International Corp.:
(REIT), 3.8%, 2/15/2028		50,000	49,699
(REIT), 5.25%, 1/15/2023		135,000	144,877
ERP Operating LP, (REIT), 4.15%, 12/1/2028		150,000	159,942
Hospitality Properties Trust, (REIT), 5.25%, 2/15/2026		155,000	158,058
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		135,000	135,398
Office Properties Income Trust:
(REIT), 3.75%, 8/15/2019		60,000	60,108
(REIT), 4.0%, 7/15/2022		125,000	124,693
(REIT), 4.15%, 2/1/2022		80,000	80,504
(REIT), 4.25%, 5/15/2024		80,000	76,335
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026		50,000	52,319
Realty Income Corp., (REIT), 3.875%, 4/15/2025		250,000	258,827
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022		190,000	190,684
(REIT), 4.875%, 9/1/2024		125,000	126,287
WEA Finance LLC, 144A, (REIT), 3.75%, 9/17/2024		200,000	204,226
			1,821,957
Utilities 4.4%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		210,000	215,678
EDP Finance BV, 144A, 3.625%, 7/15/2024		200,000	198,502
Enel Finance International NV, 144A, 4.25%, 9/14/2023		300,000	306,582
Israel Electric Corp., Ltd.:
144A, REG S, 4.25%, 8/14/2028		290,000	291,462
Series 6, 144A, REG S, 5.0%, 11/12/2024		300,000	316,500
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026 (b)		36,000	35,993
3.5%, 4/1/2029 (b)		58,000	57,900
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	222,000	264,480
Sempra Energy, 4.0%, 2/1/2048		55,000	50,078
Southern California Edison Co., Series B, 3.65%, 3/1/2028		250,000	245,423
Southern Power Co., Series F, 4.95%, 12/15/2046		87,000	87,858
			2,070,456
Total Corporate Bonds (Cost $26,960,574)			27,497,116
Mortgage-Backed Securities Pass-Throughs 24.1%
Mortgage pass-through
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		343,815	358,235
5.5%, with various maturities from 10/1/2023 until 5/1/2041		526,677	572,481
6.5%, 3/1/2026		51,639	55,096
Federal National Mortgage Association:
3.5%, with various maturities from 12/1/2045 until 4/1/2049 (b)		3,036,280	3,093,482
4.0%, with various maturities from 4/1/2047 until 4/1/2049 (b)		3,216,330	3,338,806
12-month USD-LIBOR + 1.750%, 4.5% * , 9/1/2038		26,701	27,928
4.5%, 4/1/2049 (b)		1,900,000	1,979,600
5.0%, 10/1/2033		27,469	29,652
5.5%, with various maturities from 12/1/2032 until 8/1/2037		528,727	580,810
6.0%, with various maturities from 4/1/2024 until 3/1/2025		125,516	135,182
6.5%, with various maturities from 11/1/2024 until 1/1/2036		53,162	58,714
Government National Mortgage Association, 4.0%, 4/1/2049 (b)		1,100,000	1,135,729
Total Mortgage-Backed Securities Pass-Throughs (Cost $11,270,924)			11,365,715
Asset-Backed 9.3%
Automobile Receivables 3.0%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		500,000	499,238
CarMax Auto Owner Trust, "A4", Series 2015-1, 1.83%, 7/15/2020		184,787	184,717
Hertz Vehicle Financing II LP, "A", Series 2017-1A, 144A, 2.96%, 10/25/2021		750,000	747,494
			1,431,449
Credit Card Receivables 2.1%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		1,000,000	983,351
Miscellaneous 4.2%
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049 (b)		130,000	130,351
Goldentree Loan Opportunities X Ltd., "AJR", Series 2015-10A, 144A, 3-month USD-LIBOR + 1.450%, 4.042% *, 7/20/2031		433,333	427,907
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		75,575	74,571
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		743,138	764,614
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.702% *, 7/20/2030		400,000	397,297
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		197,500	194,707
			1,989,447
Total Asset-Backed (Cost $4,402,840)			4,404,247
Commercial Mortgage-Backed Securities 4.4%
Bank, "B", Series 2018-BN13, 4.538% *, 8/15/2061		500,000	538,644
BX Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.584% *, 11/15/2034		280,000	277,111
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.541% *, 12/25/2024		4,910,419	132,397
"X1", Series K054, Interest Only, 1.176% *, 1/25/2026		1,827,074	123,064
GS Mortgage Securities Corp. II, "B", Series 2018-GS10, 4.374% *, 7/10/2051		500,000	530,783
Morgan Stanley Capital Barclays Bank Trust, "C", Series 2016-MART, 144A, 2.817%, 9/13/2031		500,000	493,156
Total Commercial Mortgage-Backed Securities (Cost $2,045,235)			2,095,155
Collateralized Mortgage Obligations 6.0%
Countrywide Home Loan, "A2", Series 2006-1, 6.0%, 3/25/2036		153,452	124,480
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		78,514	39,833
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		1,578,943	301,748
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		240,947	30,753
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,115,985	232,054
Federal National Mortgage Association, "ZL", Series 2017-55, 3.0%, 10/25/2046		526,917	489,902
Government National Mortgage Association:
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	653,031
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		232,124	24,378
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		185,536	29,139
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		107,133	19,346
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		55,242	9,996
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		40,703	6,993
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		4,398	4,450
"8A1", Series 2004-3, 7.0%, 4/25/2034		3,553	3,854
New Residential Mortgage Loan, "A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		225,000	225,846
Sequoia Mortgage Trust, "A10", Series 2019-CH1, 144A, 4.0%, 3/25/2049		387,224	395,854
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		226,087	226,013
Total Collateralized Mortgage Obligations (Cost $2,826,548)			2,817,670
Government & Agency Obligations 3.8%
Other Government Related 0.7%
Novatek OAO, 144A, 6.604%, 2/3/2021		300,000	313,554
Sovereign Bonds 2.4%
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029 (d)		200,000	205,766
Republic of Benin, 144A, 5.75%, 3/26/2026	EUR	120,000	133,601
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	290,000	335,479
Republic of South Africa, 4.875%, 4/14/2026		200,000	198,059
State of Qatar, 144A, 4.0%, 3/14/2029		250,000	257,653
			1,130,558
U.S. Treasury Obligation 0.7%
U.S. Treasury Bond, 3.375%, 11/15/2048		290,000	322,750
Total Government & Agency Obligations (Cost $1,737,012)			1,766,862
Short-Term U.S. Treasury Obligations 2.7%
U.S. Treasury Bills:
2.372% **, 8/15/2019 (e)		804,000	796,763
2.548% **, 10/10/2019		500,000	493,810
Total Short-Term U.S. Treasury Obligations (Cost $1,290,001)			1,290,573
		Shares	Value ($)
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (f) (g) (Cost $300,433)		300,433	300,433
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 2.47% (f) (Cost $1,127,671)		1,127,671	1,127,671
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,961,238)		111.6	52,665,442
Other Assets and Liabilities, Net		(11.6)	(5,490,868)
Net Assets		100.0	47,174,574

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (f) (g)
111,600	188,833 (h)	—	—	—	66	—	300,433	300,433
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 2.47% (f)
1,975,521	7,337,468	8,185,318	—	—	13,685	—	1,127,671	1,127,671
2,087,121	7,526,301	8,185,318	—	—	13,751	—	1,428,104	1,428,104

*	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued, delayed delivery or forward commitment securities included.
(c)	Perpetual, callable security with no stated maturity date.
(d)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $292,366, which is 0.6% of net assets.
(e)	At March 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	6/19/2019	13	1,594,158	1,614,843	20,685
U.S. Treasury Long Bond	USD	6/19/2019	7	1,022,839	1,047,594	24,755
Ultra 10 Year U.S. Treasury Note	USD	6/19/2019	26	3,410,551	3,452,312	41,761
Total unrealized appreciation						87,201

At March 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	6/28/2019	7	804,272	810,797	(6,525)
Ultra Long U.S. Treasury Bond	USD	6/19/2019	15	2,429,257	2,520,000	(90,743)
Total unrealized depreciation						(97,268)

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	509,924	USD	586,109	4/18/2019	13,229	State Street Bank and Trust
EUR	385,000	USD	442,184	6/26/2019	7,124	Bank of America
Total unrealized appreciation					20,353
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	132,913	EUR	117,500	6/26/2019	(135)	Bank of America

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$27,497,116	$—	$27,497,116
Mortgage-Backed Securities Pass-Throughs	—	11,365,715	—	11,365,715
Asset-Backed	—	4,404,247	—	4,404,247
Commercial Mortgage-Backed Securities	—	2,095,155	—	2,095,155
Collateralized Mortgage Obligations	—	2,817,670	—	2,817,670
Government & Agency Obligations	—	1,766,862	—	1,766,862
Short-Term U.S. Treasury Obligations	—	1,290,573	—	1,290,573
Short-Term Investments (i)	1,428,104	—	—	1,428,104
Derivatives (j)
Futures Contracts	87,201	—	—	87,201
Forward Foreign Currency Contracts	—	20,353	—	20,353
Total	$1,515,305	$51,257,691	$—	$52,772,996
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(97,268)	$—	$—	$(97,268)
Forward Foreign Currency Contracts	—	(135)	—	(135)
Total	$(97,268)	$(135)	$—	$(97,403)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Currency Contracts		20,218
Interest Rate Contracts	(10,067)